Commitments and contingencies (Tables)	12 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitments and Contingencies	The future minimum payments are as follows (in thousands):

2021	$205
2022	83
2023	83
2024	83
2025	28

$482